Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2022
Fidelity Asset Manager 30% | Return Before Taxes
Average Annual Return:
Past 1 year	6.03%
Past 5 years	7.27%
Past 10 years	6.27%
Fidelity Asset Manager 30% | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.32%
Past 5 years	6.23%
Past 10 years	5.21%
Fidelity Asset Manager 30% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.66%
Past 5 years	5.30%
Past 10 years	4.59%
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Past 10 years	2.90%
F0593
Average Annual Return:
Past 1 year	4.99%
Past 5 years	6.79%
Past 10 years	5.84%